Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue by Customer Type

The following table presents the revenue by customer type for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
Non - VIP traders	$725,781	$740,701	$2,153,515
Total	$725,781	$740,701	$2,153,515

Schedule of Cost of Revenue Related to Internet Service Charge

The Company’s cost of revenue primarily consists of expenses associated with the delivery of its service. These include expenses related to the operation of the data centers, such as internet service charge.

	For the year ended December 31,
	2025	2024	2023
Internet service charge	$192,048	$192,048	$556,590
Total	$192,048	$192,048	$556,590